Consolidated Statement of Changes in Quotaholders' and Shareholders' Equity - EUR (€)	Corporate Capital [Member]	Additional Paid-in Capital [Member]	Common Stock [Member]	Retained Earnings [Member]	Total
Beginning balance at Dec. 31, 2019	€ 36,049	€ 34,713,225		€ (15,898,461)	€ 18,850,813
Beginning balance, shares at Dec. 31, 2019
Capital increase, net of issuance costs	1,007	1,431,309			1,432,316
Share-based compensation		460,194			460,194
Net loss				(5,592,014)	(5,592,014)
Cumulative translation adjustment
Ending balance at Dec. 31, 2020	37,056	36,604,728		(21,490,475)	15,151,309
Ending balance, shares at Dec. 31, 2020
Share-based compensation		497,104			497,104
Net loss				(5,529,332)	(5,529,332)
Capital increase from exercise of options on Quota B	715				715
Quota B repurchased	(172)				(172)
Corporate capital adjustment from Srl to SpA	(37,599)		€ 37,599
Corporate capital adjustment from Srl to SpA, shares			11,279,700
Capital increase related to SpA		(12,401)	€ 12,401
Capital increase related to SpA, shares			3,720,300
Conversion adjustment from Srl to SpA		(37,089,431)	€ 37,089,431
Capital increase from IPO, net of issuance costs			€ 28,741,559		28,741,559
Capital increase from IPO, net of issuance costs, shares			3,216,858
Cumulative translation adjustment
Ending balance at Dec. 31, 2021			€ 65,880,990	(27,019,807)	38,861,183
Ending balance, shares at Dec. 31, 2021			18,216,858
Share-based compensation			€ 722,735		722,735
Net loss				(8,477,763)	(8,477,763)
Cumulative translation adjustment				32,011	32,011
Ending balance at Dec. 31, 2022			€ 66,603,725	€ (35,465,559)	€ 31,138,166
Ending balance, shares at Dec. 31, 2022			18,216,858